Basis of Presentation and General Information (Table) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A - Drilling segment
Major customer revenue percentage	12.00%	12.00%	0.00%
Customer B - Drilling segment
Major customer revenue percentage	14.00%	15.00%	26.00%
Customer C - Drilling segment
Major customer revenue percentage	11.00%	0.00%	0.00%
Customer D - Drilling segment
Major customer revenue percentage	10.00%	12.00%	0.00%
Customer E - Drilling segment
Major customer revenue percentage	10.00%	10.00%	11.00%
Customer F - Drilling segment
Major customer revenue percentage	10.00%	25.00%	14.00%